Commitments and contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term			2 years 3 days
Weighted average discount rate			3.66%
Operating lease costs	$ 0	$ 125,594
Operating lease liabilities		$ 121,951	$ 102,232